Note 9 - Lease Obligations (Details) - Subsequent Event [Member]	Dec. 01, 2015
Note 9 - Lease Obligations (Details) [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	5 years
Lessee Leasing Arrangements, Operating Leases, Renewal Term	5 years